Foreign currency assets and liabilities (Details) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Assets
Total Financial assets	$ 20,172,000,000	$ 16,197,000,000
Liabilities
Total financial liabliites	64,907,000,000	88,040,000,000
Trade And Other Payable [Member]
Liabilities
Total trade and other payables	1,134,000,000	2,122,000,000
Total trade and other receivables [Member]
Assets
Total Financial assets	5,688,000,000	8,520,000,000
Derivative Financial Instruments [Member]
Liabilities
Total financial liabliites	16,000,000	95,000,000
Derivative Financial Instruments [Member] | Lease Liabilities with Related Parties [Member]
Liabilities
Derivative Financial Liabilities	1,115,000,000	1,292,000,000
Derivative Financial Instruments [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Derivative Financial Liabilities	62,642,000,000	84,531,000,000
Derivative Financial Instruments [Member] | Total Cash And Cash Equivalents [Member]
Liabilities
Derivative Financial Assets	9,225,000,000	1,730,000,000
Derivative Financial Instruments [Member] | Total Investments In Financial Assets [Member]
Liabilities
Derivative Financial Assets	5,259,000,000	5,947,000,000
Euros [Member] | Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member]
Liabilities
Amount	$ 0
Peso exchange rate	$ 130.88
Derivative Financial Assets	$ 1,000,000	2,000,000
Euros [Member] | Derivative Financial Instruments [Member] | Trade And Other Payables [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 131.40
Derivative Financial Liabilities	$ 1,000,000	52,000,000
USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 9,000,000
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 1,115,000,000	1,282,000,000
USD [Member] | Derivative Financial Instruments [Member] | Lease Liabilities with Related Parties [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 0	10,000,000
USD [Member] | Derivative Financial Instruments [Member] | Lease Liabilities [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 16,000,000	95,000,000
USD [Member] | Derivative Financial Instruments [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Amount	$ 499,000,000
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 62,503,000,000	82,145,000,000
USD [Member] | Derivative Financial Instruments [Member] | Related Parties [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Amount	$ 1,000,000
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 139,000,000	2,386,000,000
USD [Member] | Derivative Financial Instruments [Member] | Receivable [member] | Related Parties [Member]
Liabilities
Amount	$ 18,000,000
Peso exchange rate	$ 125.23
Derivative Financial Assets	$ 2,264,000,000	3,152,000,000
USD [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | Related Parties [Member]
Liabilities
Amount	$ 14,000,000
Peso exchange rate	$ 125.03
Derivative Financial Assets	$ 1,723,000,000	1,107,000,000
USD [Member] | Derivative Financial Instruments [Member] | Cash And Cash Equivalents [Member]
Liabilities
Amount	$ 74,000,000
Peso exchange rate	$ 125.23
Derivative Financial Assets	$ 9,224,000,000	1,728,000,000
USD [Member] | Derivative Financial Instruments [Member] | Trade And Other Payables [Member]
Liabilities
Amount	$ 9,000,000
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 1,073,000,000	1,983,000,000
USD [Member] | Derivative Financial Instruments [Member] | Payables [member] | Related Parties [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 125.23
Derivative Financial Liabilities	$ 60,000,000	87,000,000
USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 23,000,000
Peso exchange rate	$ 125.03
Derivative Financial Assets	$ 2,864,000,000	3,676,000,000
New Israel Shekel [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Liabilities
Amount	$ 16,000,000
Peso exchange rate	$ 35.93
Derivative Financial Assets	$ 574,000,000	1,000,000,000
Pounds [Member] | Derivative Financial Instruments [Member] | Investments In Financial Assets [Member]
Liabilities
Amount	$ 1,000,000
Peso exchange rate	$ 130.95
Derivative Financial Assets	$ 98,000,000	164,000,000
Trade And Other Receivables [Member] | Euros [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 0
Peso exchange rate	$ 130.88
Derivative Financial Assets	$ 11,000,000	39,000,000
Trade And Other Receivables [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 27,000,000
Peso exchange rate	$ 125.03
Derivative Financial Assets	$ 3,413,000,000	$ 5,329,000,000